Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of components of income/(loss) before tax
The components of income/(loss) before tax are as follows:

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Income/(loss) before tax
Income from Chinese mainland operations	16,800	33,130	47,693
Income/(loss) from non-Chinese mainland operations	(2,933)	(1,480)	3,845

Total income before tax	13,867	31,650	51,538

Income tax benefits/(expenses) applicable to Chinese mainland operations
Current income tax expenses	(4,418)	(6,265)	(6,187)
Deferred tax benefits	732	410	1,805

Subtotal income tax expenses applicable to Chinese mainland operations	(3,686)	(5,855)	(4,382)

Income tax expenses applicable to non-Chinese mainland operations
Current income tax expenses	(307)	(1,259)	(1,835)
Deferred tax expenses	(183)	(1,279)	(661)

Subtotal income tax expenses applicable to non-Chinese mainland operations	(490)	(2,538)	(2,496)

Total income tax expenses	(4,176)	(8,393)	(6,878)

Schedule of reconciliation of the differences between statutory income tax rate and the effective income tax rate
Reconciliation of difference between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2022, 2023 and 2024 is as follows:

	For the year ended December 31,
	2022	2023	2024
Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax rates and tax holiday	(19.3)%	(7.6)%	(4.2)%
Tax effect of tax-exempt entities	12.1%	3.3%	(0.6)%
Effect on tax rates in different tax jurisdiction	(3.2)%	(0.9)%	(0.5)%
Tax effect of non-deductible expenses	4.0%	0.1%	0.6%
Tax effect of non-taxable income	(0.4)%	(0.5)%	(0.3)%
Tax effect of Super Deduction and others	(19.0)%	(9.6)%	(4.0)%
Changes in valuation allowance	28.3%	9.1%	(7.3)%
Effect on withholding income tax	2.6%	7.6%	4.6%

Effective tax rates	30.1%	26.5%	13.3%

Summary of income tax holiday
The following table sets forth the effect of tax holiday:

	For the year ended December 31,
	2022	2023	2024
Tax holiday effect (RMB in millions)	2,677	2,397	2,152
Effect of tax holiday on basic net income per share (RMB)	0.86	0.76	0.72
Effect of tax holiday on diluted net income per share (RMB)	0.84	0.76	0.70

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2023	2024
	(RMB in millions)
Deferred tax assets
- Net operating loss carry forwards and others	15,909	13,185
- Deferred revenues	464	357
- Inventory valuation allowance	1,092	1,022
- Allowance for doubtful accounts	1,098	1,118
- Unrealized fair value losses for certain investments	238	92
Less: valuation allowance	(17,057)	(13,315)

Net deferred tax assets	1,744	2,459

Deferred tax liabilities
- Long-lived assets arisen from business combinations and asset acquisitions	6,638	5,982
- Withholding tax on undistributed earnings	1,779	2,570
- Accelerated tax depreciation and others	850	946

Total deferred tax liabilities	9,267	9,498

Schedule of movement of valuation allowance
The movements of valuation allowance of deferred tax assets are as follows:

	For the year ended December 31,
	2022	2023	2024
	(RMB in millions)
Balance at beginning of the year	7,670	14,276	17,057
Additions	7,694	6,630	1,680
Reversals	(1,088)	(3,849)	(5,422)

Balance at end of the year	14,276	17,057	13,315